Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Capitalized cost	$ 3,100	$ 2,600
Deferred tax assets, valuation allowance	25,670	24,128
Net operating loss carryforward	$ 34,600
Net operating loss, percentage	80.00%
Unrecognized tax benefits	$ 4,242	$ 1,606	$ 1,563
China [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	2,200
Taiwan [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	9,500
Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	2,300
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	25,000
Net operating loss carryforward	$ 45,800